Marketable Securities - Reconciliation of Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Balance – beginning of year	$ 36,867	$ 240,530
Additions	33,899	16,504
Dispositions	(53,359)	(108,266)
Reclassification into available-for-sale financial assets	119,870	0
Received as consideration on disposal of assets	0	23,290
Change in fair value	(44,611)	(135,191)
Balance – end of year	$ 92,666	$ 36,867